NEWBUILDINGS	6 Months Ended
Jun. 30, 2017
Newbuildings [Abstract]
Newbuildings
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs we have paid by way of purchase installments and other capital expenditures together with capitalized loan interest. The carrying value of newbuildings at June 30, 2017 relates to six Capesize (December 31, 2016: eight Capesize and two Ultramax newbuildings).

(in thousands of $)
Balance at December 31, 2016	180,562
Installments and newbuilding supervision fees	122,542
Interest capitalized	—
Transfers to Vessels and Equipment	(176,598)
Balance at June 30, 2017	126,506

In January 2017, the Company took delivery of Golden Virgo and Golden Libra, both Ultramax newbuildings. Upon delivery, aggregate final installments were paid, including agreed extras of $31.3 million.

In February 2017, the Company took delivery of Golden Surabaya and Golden Savannah, both Capesize newbuildings. Upon delivery, aggregate final installments were paid, including agreed extras of $67.7 million.

During the six months ended June 30, 2017, we paid and capitalized in aggregate pre-delivery installments of $19.5 million and other capitalized costs of $4.0 million.